Summary of significant accounting policies - Estimated useful lives of intangible assets (Details)	6 Months Ended
Jun. 30, 2022
Software | Minimum
Estimated useful lives of the Company's intangible assets
Intangible assets	5 years
Software | Maximum
Estimated useful lives of the Company's intangible assets
Intangible assets	10 years
Land use right
Estimated useful lives of the Company's intangible assets
Intangible assets	50 years
Patents
Estimated useful lives of the Company's intangible assets
Intangible assets	10 years